Related Party Transactions - Schedule of key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 2,668	$ 2,484	$ 2,330
Share-based payment	467	552	416
Post-employment benefits	10	10	11
Total key management compensation	$ 3,145	$ 3,046	$ 2,757